Label	Element	Value
ACTIVE ASSETS CALIFORNIA TAX FREE TRUST | ACTIVE ASSETS CALIFORNIA TAX FREE TRUST
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000351881_SupplementTextBlock

Morgan Stanley

September 11, 2015

Supplement

SUPPLEMENT DATED SEPTEMBER 11, 2015 TO THE PROSPECTUSES OF
Active Assets Tax-Free Trust, dated October 31, 2014
Active Assets California Tax-Free Trust, dated October 31, 2014
(each, a "Fund")

The Board of Trustees of each Fund has approved an amendment to the principal investment strategies of the respective Fund. Accordingly, effective immediately, the Prospectuses of each Fund are revised as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	ACTIVE ASSETS CALIFORNIA TAX FREE TRUST
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is hereby inserted as the second sentence of the first paragraph under the section of the Prospectus entitled "Fund Summaries—Active Assets California Tax-Free Trust—Principal Investment Strategies":

The Fund will invest all of its assets in high quality, short-term securities and other instruments that meet the definition of "weekly liquid assets" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act").

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.